Assets Held for Sale and Discontinued Operations	12 Months Ended
Mar. 31, 2024
Non-current assets held for sale and discontinued operations [Abstract]
Assets Held for Sale and Discontinued Operations	Assets Held for Sale and Discontinued Operations

Accounting Policy

Non-current assets, or disposal groups comprising assets and liabilities, are classified as held-for-sale if it is highly probable that they will be recovered primarily through sale rather than through continued use. Such assets, or disposal groups, are generally measured at the lower of their carrying amount and the fair value less costs of disposal. Impairment losses recognized upon initial classification as held-for-sale and subsequent gains and losses on re-measurement are recognized in the consolidated statements of loss and comprehensive loss. Once classified as held-for-sale, intangible assets and property, plant and equipment are no longer amortized or depreciated.

(a)    Assets Held for Sale

Assets held for sale are comprised of the following:

	Whistler Alpha Lake	European R&D Facility & Land	Colombia Property	Aurora Sun	Valley	Polaris	Equipment	Total
	$	$						$
Balance, June 30, 2022	638	—	1,925	34,404	5,850	18,678	—	61,495
Transfer to property, plant, and equipment	—	—	—	(34,404)	—	—	—	(34,404)
Impairment	—	—	(1,925)	—	—	—	—	(1,925)
Transfer from liabilities held for sale	—	—	—	—	—	(3,977)	—	(3,977)
Proceeds from disposal	—	—	—	—	(5,573)	(14,680)	—	(20,253)
Loss on disposal (1)	—	—	—	—	(277)	(21)	—	(298)
Balance, March 31, 2023	638	—	—	—	—	—	—	638
Transfer from property, plant, and equipment	—	8,919	—	—	—	—	1,999	10,918
Impairment	—	(585)	—	—	—	—	—	(585)
Foreign exchange	—	(1)	—	—	—	—	—	(1)
Proceeds from disposal	(2,270)	(8,333)	—	—	—	—	(600)	(11,203)
Gain on disposal (1)	1,632	—	—	—	—	—	—	1,632
Balance, March 31, 2024	—	—	—	—	—	—	1,399	1,399
(1) The loss on disposal is recognized in other gains (losses) (Note 21) in the consolidated statements of loss and comprehensive loss.

Whistler Alpha Lake

During the year ended March 31, 2024, the facility was sold for net proceeds of $2.3 million. The Company recognized a gain of $1.6 million on disposal, which is recognized in other gains (losses) in the consolidated statements of loss and comprehensive loss (Note 21).

European R&D Facility and Land

During the year ended March 31, 2024, the Company decided to sell a European R&D Facility and to exit the agreement with its partners in Growery B.V. (“Growery”), one of the license holders entitled to participate in the Netherlands’ still-pending Controlled Cannabis Supply Chain Experiment. As a result, the Company reclassified the related property, plant, and equipment of $8.9 million to assets held for sale. On November 3, 2023, the Company sold its interest in Aurora Netherland B.V., a subsidiary that owns the R&D facility and related assets of Growery for gross proceeds of approximately $8.3 million (Euro 5.8 million) and recognized an impairment loss of $0.6 million (Euro 0.4 million). Following the sale, Netherlands is recognized as loss of control in non-controlling interests (Note 13).

Colombia Property

During the nine months ended March 31, 2023, the Company recognized an impairment loss on its Colombia property of $1.9 million which is recognized in other gains (losses) in the consolidated statements of loss and comprehensive loss (Note 21).

Valley

In connection with the restructuring announced during the year ended June 30, 2022, the Company sold its Valley facility for net proceeds of $5.6 million. As a result, the Company recognized a $0.3 million loss on disposal which is recognized in other gains (losses) in the consolidated statements of loss and comprehensive loss (Note 21).

Polaris

During the nine months ended March 31, 2023, the Polaris facility and its related liabilities were sold for net proceeds of $14.7 million.
b)    Discontinued Operations

During the year ended March 31, 2024, the Company formally made the decision to wind down its Reliva operations, based on recent pronouncements by the U.S. Food Drug Administration (“FDA”) regarding potential cannabidiol (“CBD”) regulation pathways and timelines. The Company does not expect to incur any additional expenses in connection with the wind down.

During the year ended March 31, 2024, the Company closed its Aurora Nordic facility (“Nordic”), located in Denmark due to a number of operational and regulatory challenges.

In connection with the closures of Nordic, Reliva and the exit of our partnership in Growery B.V., the Company has reported these as discontinued operations as the operations and cash flows can be clearly distinguished, operationally and for financial reporting purposes from the rest of the Company.

The following table summarizes the Company's consolidated discontinued operations for the respective periods:

	Year ended March 31,	Nine months ended March 31
	2024	2023
Revenue	425	1,280

Cost of sales	6,205	2,838
Changes in fair value of inventory and biological assets sold	5,449	(184)
Unrealized loss (gain) on changes in fair value of biological assets	(4,411)	4,348
General and administration expenses	1,887	1,748
Sales and marketing	502	791
Acquisition costs	—	30
Research and development	301	1,141
Depreciation	(350)	405
Interest	193	—
Finance costs	(523)	61
Foreign exchange	55	1,798
Impairment of property, plant, and equipment	85	8,180
Impairment of goodwill	—	1,920
Other losses (gains)	(1,191)	167
Current tax	93	—
Deferred tax	—	(53)
Loss on disposal of discontinued operations	2,411	—
	10,706	23,190
Net loss from discontinued operations	(10,281)	(21,910)